Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 18,186	$ 24,611
Time deposits	4,872	6,499
Prepaid expenses and other current assets	3,509	2,527
Total current assets	26,567	151,249
Non-current assets
Time deposits		11,115
Other non-current assets	169	174
Current liabilities
Accrued expenses and other current liabilities	4,341	3,172
Taxes payables	186	95
Total current liabilities	20,510	297,042
Non-current liabilities
Total non-current liabilities	547	3,453
Total liabilities	21,057	300,495
Shareholders' deficit/(equity):
Treasury stock		(6,640)
Additional paid-in capital	337,407	187,841
Accumulated other comprehensive (loss)/income	303	(6,052)
Accumulated deficit	(331,166)	(288,610)
Total shareholders' (deficit)/equity	6,577	(113,428)	$ (132,866)	$ (150,033)
Total liabilities and shareholders' (deficit)/equity	27,634	187,067
Class A ordinary shares
Shareholders' deficit/(equity):
Ordinary shares	23	23
Class B ordinary shares
Shareholders' deficit/(equity):
Ordinary shares	10	10
Condensed
Current assets
Cash and cash equivalents	4,207	11,939
Time deposits	4,872	6,499
Prepaid expenses and other current assets	642	1,229
Total current assets	9,721	19,667
Non-current assets
Time deposits		11,115
Amounts due from inter-company entities	11,425	64,448
Other non-current assets	69	87
Total non-current assets	11,494	75,650
Total assets	21,215	95,317
Current liabilities
Accrued expenses and other current liabilities	563	1,009
Taxes payables	135	135
Total current liabilities	698	1,144
Non-current liabilities
Amounts due to inter-company entities	5,824	1,676
Deficits of investments in subsidiaries and the VIEs	8,116	205,925
Total non-current liabilities	13,940	207,601
Total liabilities	14,638	208,745
Shareholders' deficit/(equity):
Treasury stock		(6,640)
Additional paid-in capital	337,407	187,841
Accumulated other comprehensive (loss)/income	303	(6,052)
Accumulated deficit	(331,166)	(288,610)
Total shareholders' (deficit)/equity	6,577	(113,428)
Total liabilities and shareholders' (deficit)/equity	21,215	95,317
Condensed | Class A ordinary shares
Shareholders' deficit/(equity):
Ordinary shares	23	23
Condensed | Class B ordinary shares
Shareholders' deficit/(equity):
Ordinary shares	$ 10	$ 10